Equity - Schedule of issued Share capital (Details) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
Issued as of January 1		235,597	258,564
Repurchase of treasury shares	$ (26,043)	$ (32,016)
Exercise of warrants during the period	3	3,559
Exercise of share options and RSUs during the period	6,220	5,490
Issued and paid-in share capital as of December 31	215,777	235,597